PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2020	2021
	RMB	RMB

Receivables	35,096	35,918
Advances to suppliers	4,857	9,267
Value-added input tax to be deducted	18,625	19,137
Prepaid income tax	131	5,109
	58,709	69,431